General and Administrative Expense (Tables)	12 Months Ended
Dec. 31, 2015
General and administrative expenses
General And Administrative Expense
	December 31,
	2013	2014	2015
Management fees - related party	$8,379	$8,962	$10,764
Professional fees (legal and accounting)	648	813	906
Compensation for Directors and Officers	1,120	2,004	1,712
Listing fees and expenses	75	87	90
Miscellaneous	1,138	1,465	1,145
Total	$11,360	$13,331	$14,617